Provisions for expected credit losses - Provision for ECL on loans and credit commitments by class and stage (Details) - Loans and credit commitments - Provision for ECL on loans and credit commitments - AUD ($)
$ in Millions
	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022
Provisions for expected credit losses
Provisions for expected credit losses	$ 5,121	$ 4,930	$ 4,912	$ 4,625
Performing - Stage 1
Provisions for expected credit losses
Provisions for expected credit losses	712	706	891	885
Performing - Stage 2
Provisions for expected credit losses
Provisions for expected credit losses	2,713	2,808	2,628	2,341
Non-performing - Stage 3
Provisions for expected credit losses
Provisions for expected credit losses	1,696	1,416	1,393	$ 1,399
Housing
Provisions for expected credit losses
Provisions for expected credit losses	1,722	1,723	1,748
Housing | Performing - Stage 1
Provisions for expected credit losses
Provisions for expected credit losses	163	158	171
Housing | Performing - Stage 2
Provisions for expected credit losses
Provisions for expected credit losses	926	1,052	1,123
Housing | Non-performing - Stage 3
Provisions for expected credit losses
Provisions for expected credit losses	633	513	454
Personal
Provisions for expected credit losses
Provisions for expected credit losses	440	405	486
Personal | Performing - Stage 1
Provisions for expected credit losses
Provisions for expected credit losses	83	82	91
Personal | Performing - Stage 2
Provisions for expected credit losses
Provisions for expected credit losses	252	225	268
Personal | Non-performing - Stage 3
Provisions for expected credit losses
Provisions for expected credit losses	105	98	127
Business
Provisions for expected credit losses
Provisions for expected credit losses	2,959	2,802	2,678
Business | Performing - Stage 1
Provisions for expected credit losses
Provisions for expected credit losses	466	466	629
Business | Performing - Stage 2
Provisions for expected credit losses
Provisions for expected credit losses	1,535	1,531	1,237
Business | Non-performing - Stage 3
Provisions for expected credit losses
Provisions for expected credit losses	$ 958	$ 805	$ 812